Operating Segments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Summary of segmental information
Contract/Grant Revenue	$ 3,160,050	$ 1,099,827	$ 5,791,037	$ 1,916,113	$ 8,768,390	$ 7,043,016
Income (Loss) from Operations	(1,009,958)	(2,034,751)	(2,915,663)	(3,593,018)	(7,110,276)	(10,761,349)
Amortization and Depreciation Expense	22,828	61,731	45,436	121,657	247,458	245,787
Other Income (Expense), Net	917,183	(1,942,943)	1,673,455	(4,953,998)	(1,209,887)	3,437,505
Share-Based Compensation	200,273	137,163	336,684	279,188	654,481	720,150
Identifiable Assets	5,416,047		5,416,047		7,387,122	6,954,248
Vaccines/BioDefense [Member]
Summary of segmental information
Contract/Grant Revenue	3,160,050	1,099,827	5,791,037	1,902,141	8,754,418	6,756,388
Income (Loss) from Operations	734,120	302,531	1,052,111	387,212	1,263,709	807,164
Amortization and Depreciation Expense	10,041	9,941	20,060	19,727	39,925	39,625
Share-Based Compensation	24,223	19,344	52,229	43,936	111,960	114,920
Identifiable Assets	1,921,812		1,921,812		2,123,676	1,025,220
BioTherapeutics [Member]
Summary of segmental information
Contract/Grant Revenue				13,972	13,972	286,628
Income (Loss) from Operations	(668,260)	(1,383,167)	(1,914,682)	(2,148,043)	(4,487,988)	(7,674,381)
Amortization and Depreciation Expense	10,564	49,866	20,996	98,240	199,661	199,196
Share-Based Compensation	30,985	30,179	65,817	59,435	148,244	193,926
Identifiable Assets	63,836		63,836		76,183	204,308
Corporate [Member]
Summary of segmental information
Income (Loss) from Operations	(1,075,818)	(954,115)	(2,053,092)	(1,832,187)	(3,885,997)	(3,894,132)
Amortization and Depreciation Expense	2,223	1,924	4,380	3,690	7,872	6,966
Other Income (Expense), Net	917,183	(1,942,943)	1,673,455	(4,953,998)	(1,209,887)	3,437,505
Share-Based Compensation	145,065	$ 87,640	218,638	$ 175,817	394,277	411,304
Identifiable Assets	$ 3,430,399		$ 3,430,399		$ 5,187,263	$ 5,724,720